Related Party Transaction (Details) - Schedule of revenues - related party - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Revenues - related party total	$ 1,025,016	$ 697,500	$ 128,263
Peng Ji [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	limited partner of Beijing Puhui Rushun Management Consulting Center Limited Partnership
Revenues - related party total			112,704
Xinyu Jiji Investment Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Company’s investee under equity method
Revenues - related party total	$ 16,115	15,171	15,559
Beijing Rululu Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui
Revenues - related party total		107,214
Beijing Ruqi Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui
Revenues - related party total		402,053
Beijing Rusan Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui
Revenues - related party total		128,657
Xinyu Yuanyuan Investment Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Company’s investee under equity method
Revenues - related party total	$ 20,213	44,405
Beijing Rushi Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui
Revenues - related party total	$ 128,115
Beijing Rushisan Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui
Revenues - related party total	$ 385,836
Beijing Rushilu Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui Beijing
Revenues - related party total	$ 167,261
Beijing Rujiu Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of revenues - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and, shareholder of Puhui
Revenues - related party total	$ 307,476